Schedule of Convertible Notes held by Investors (Details) - USD ($)		Jun. 30, 2024	Jun. 09, 2023
IfrsStatementLineItems [Line Items]
Reach convertible note			$ 3,025,841
Redeemed for cash			$ 1,029,617
Series A Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Issue Date		23-Dec-20
Pre Modification Maturity Date		23-Dec-22
Modification Date		1-Dec-22
Modified Maturity Date		31-Dec-23
Conversion Date		31 -Dec 23
Term (Years)		2.0
Face Value		$ 7,319,818
Interest Rate		8.50%
Conversion Discount (Qualified Equity Investment)		20.00%
Series A July-21 convertible notes [member]
IfrsStatementLineItems [Line Items]
Issue Date		7-Jul-21
Modified Maturity Date		7-Jul-23
Conversion Date		7-Jul-23
Term (Years)		2.0
Face Value		$ 525,000
Interest Rate		8.50%
Conversion Discount (Qualified Equity Investment)		20.00%
Series A August 21 convertible notes [member]
IfrsStatementLineItems [Line Items]
Issue Date		20-Aug-21
Pre Modification Maturity Date		9 -Dec-22
Modification Date		1-Dec-22
Modified Maturity Date		31-Dec-23
Conversion Date		31-Dec-23
Term (Years)		1.3
Face Value		$ 172,000
Interest Rate		8.50%
Conversion Discount (Qualified Equity Investment)		20.00%
Series B1 convertible notes [member]
IfrsStatementLineItems [Line Items]
Issue Date		15-Dec-21
Pre Modification Maturity Date		15-Dec-23
Modification Date		1-Dec-22
Modified Maturity Date		31-Dec-23
Conversion Date		31.Dec-23
Term (Years)		2.0
Face Value		$ 4,982,652
Interest Rate		8.50%
Conversion Discount (Qualified Equity Investment)		20.00%
Series B2 Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Issue Date		1-July-22
Pre Modification Maturity Date		30-June-24
Modification Date		1-Dec-22
Modified Maturity Date		31-Dec-23
Conversion Date		31-Dec-23
Term (Years)		2.0
Face Value		$ 671,284
Interest Rate		10.00%
Conversion Discount (Qualified Equity Investment)		20.00%
Series A Extension Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Issue Date		16-Nov-22
Modified Maturity Date		31-Dec-23
Conversion Date		31-Dec-23
Term (Years)		1.1
Face Value		$ 1,571,873
Interest Rate		15.00%
Conversion Discount (Qualified Equity Investment)		25.00%
Reach Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Issue Date		13-Feb-23
Modified Maturity Date		13-Feb-25
Conversion Date	[1]	28-Mar-24
Term (Years)		2.0
Face Value	[2]	$ 3,195,000
Interest Rate		15.00%
Conversion Discount (Qualified Equity Investment)		20.00%
Private Placement Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Issue Date		9-June-23
Modified Maturity Date		9-June-25
Conversion Date		28-Mar-24
Term (Years)		2.0
Face Value		$ 9,215,591
Interest Rate		10.00%
Conversion Discount (Qualified Equity Investment)		30.00%
Mixed Martial Arts LLC Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Issue Date		26-Oct-23
Modified Maturity Date		9-June-25
Conversion Date		28-Mar-24
Term (Years)		1.6
Face Value		$ 384,750
Interest Rate		10.00%
Conversion Discount (Qualified Equity Investment)		25.00%
Steppen Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Issue Date		20-Sept-23
Modified Maturity Date		9-June-25
Conversion Date		28-Mar-24
Term (Years)		1.7
Face Value		$ 100.00
Interest Rate		10.00%
Conversion Discount (Qualified Equity Investment)		25.00%

[1]	$1,029,617 was redeemed for cash, the remaining Reach notes were converted to equity.
[2]	$3,025,841 of Reach convertible notes, inclusive of accrued interest, were rolled into the Private Placement on June 9, 2023.